UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC  20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-23181

DAVIS FUNDAMENTAL ETF TRUST
(Exact name of registrant as specified in charter)

2949 East Elvira Road, Suite 101
Tucson, AZ  85706
(Address of principal executive offices)

Ryan M. Charles
Davis Selected Advisers, L.P.
2949 East Elvira Road, Suite 101
Tucson, AZ  85706
(Name and address of agent for service)

Registrant's telephone number, including area code: 520-806-7600
Date of fiscal year end: October 31, 2017
Date of reporting period: January 31, 2017

ITEM 1.  SCHEDULE OF INVESTMENTS

DAVIS FUNDAMENTAL ETF TRUST	Schedule of Investments
DAVIS SELECT U.S. EQUITY ETF	January 31, 2017 (Unaudited)

	Shares	Value
COMMON STOCK – (99.23%)
CONSUMER DISCRETIONARY – (13.34%)
Automobiles & Components – (1.35%)
Adient PLC *	2,351	$149,265
Media – (2.26%)
Liberty Global PLC, Series C *	7,084	248,861
Retailing – (9.73%)
Amazon.com, Inc. *	1,005	827,597
CarMax, Inc. *	3,697	246,627
		1,074,224
	Total Consumer Discretionary	1,472,350
ENERGY – (13.65%)
Apache Corp.	10,880	650,842
Encana Corp. (Canada)	34,945	445,898
Occidental Petroleum Corp.	6,057	410,483
	Total Energy	1,507,223
FINANCIALS – (38.34%)
Banks – (13.31%)
JPMorgan Chase & Co.	5,749	486,538
U.S. Bancorp	8,938	470,586
Wells Fargo & Co.	9,092	512,152
		1,469,276
Diversified Financials – (20.23%)
Capital Markets – (4.22%)
Bank of New York Mellon Corp.	10,405	465,416
Consumer Finance – (6.37%)
American Express Co.	9,213	703,689
Diversified Financial Services – (9.64%)
Berkshire Hathaway Inc., Class B *	6,488	1,064,940
		2,234,045
Insurance – (4.80%)
Property & Casualty Insurance – (4.80%)
Markel Corp. *	573	530,025
	Total Financials	4,233,346
HEALTH CARE – (4.16%)
Health Care Equipment & Services – (4.16%)
UnitedHealth Group Inc.	2,835	459,553
	Total Health Care	459,553
INDUSTRIALS – (14.99%)
Capital Goods – (14.99%)
Johnson Controls International PLC	11,719	515,402
Safran S.A. (France)	5,584	377,951
United Technologies Corp.	6,941	761,219
	Total Industrials	1,654,572
INFORMATION TECHNOLOGY – (7.17%)
Software & Services – (7.17%)
Alphabet Inc., Class C *	994	792,009
	Total Information Technology	792,009
MATERIALS – (7.58%)
LafargeHolcim Ltd. (Switzerland)	7,304	390,094

DAVIS FUNDAMENTAL ETF TRUST	Schedule of Investments
DAVIS SELECT U.S. EQUITY ETF - (CONTINUED)	January 31, 2017 (Unaudited)

		Shares	Value
COMMON STOCK – (CONTINUED)
MATERIALS – (CONTINUED)
	Monsanto Co.	4,126	$446,887
		Total Materials	836,981
		TOTAL COMMON STOCK – (Identified cost $10,962,834)	10,956,034
		Total Investments – (99.23%) – (Identified cost $10,962,834) – (a)	10,956,034
		Other Assets Less Liabilities – (0.77%)	85,003
		Net Assets – (100.00%)	$11,041,037

*	Non-income producing security.

(a)	Aggregate cost for federal income tax purposes is $10,962,834. At January 31, 2017, unrealized appreciation (depreciation) of securities for federal income tax purposes is as follows:

		Unrealized appreciation	$82,225
		Unrealized depreciation	(89,025)
		Net unrealized depreciation	$(6,800)

Please refer to "Notes to Schedule of Investments" on page 7 for the Fund's policy regarding valuation of investments.

For information regarding the Fund's other significant accounting policies, please refer to the Fund's most recent prospectus.

DAVIS FUNDAMENTAL ETF TRUST	Schedule of Investments
DAVIS SELECT FINANCIAL ETF	January 31, 2017 (Unaudited)

	Shares/Units	Value
COMMON STOCK – (99.77%)
FINANCIALS – (91.66%)
Banks – (19.84%)
DBS Group Holdings Ltd. (Singapore)	17,400	$234,206
JPMorgan Chase & Co.	5,749	486,538
PNC Financial Services Group, Inc.	2,948	355,116
U.S. Bancorp	11,574	609,371
Wells Fargo & Co.	9,092	512,152
		2,197,383
Diversified Financials – (43.58%)
Capital Markets – (26.00%)
Bank of New York Mellon Corp.	10,405	465,416
Brookfield Asset Management Inc., Class A (Canada)	7,656	264,744
Charles Schwab Corp.	9,171	378,212
Goldman Sachs Group, Inc.	2,052	470,565
Julius Baer Group Ltd. (Switzerland)	6,154	287,566
KKR & Co. L.P.	10,457	181,533
Moody's Corp.	2,164	224,342
S&P Global Inc.	2,038	244,927
State Street Corp.	4,755	362,331
		2,879,636
Consumer Finance – (11.84%)
American Express Co.	8,639	659,847
Capital One Financial Corp.	7,449	650,968
		1,310,815
Diversified Financial Services – (5.74%)
Berkshire Hathaway Inc., Class B *	3,871	635,386
		4,825,837
Insurance – (28.24%)
Insurance Brokers – (3.58%)
Marsh & McLennan Cos, Inc.	5,826	396,285
Multi-line Insurance – (8.10%)
American International Group, Inc.	3,686	236,862
Loews Corp.	14,170	660,039
		896,901
Property & Casualty Insurance – (12.05%)
Chubb Ltd.	4,468	587,497
Markel Corp. *	807	746,475
		1,333,972
Reinsurance – (4.51%)
Everest Re Group, Ltd.	2,272	499,681
		3,126,839
	Total Financials	10,150,059
INFORMATION TECHNOLOGY – (8.11%)
Software & Services – (8.11%)
Alphabet Inc., Class C *	411	327,481
Visa Inc., Class A	6,896	570,368
	Total Information Technology	897,849
TOTAL COMMON STOCK – (Identified cost $11,040,447)		11,047,908

DAVIS FUNDAMENTAL ETF TRUST	Schedule of Investments
DAVIS SELECT FINANCIAL ETF - (CONTINUED)	January 31, 2017 (Unaudited)

	Total Investments – (99.77%) – (Identified cost $11,040,447) – (a)	$11,047,908
	Other Assets Less Liabilities – (0.23%)	25,389
	Net Assets – (100.00%)	$11,073,297

*	Non-income producing security.

(a)	Aggregate cost for federal income tax purposes is $11,040,447. At January 31, 2017, unrealized appreciation (depreciation) of securities for federal income tax purposes is as follows:

	Unrealized appreciation	$75,768
	Unrealized depreciation	(68,307)
	Net unrealized appreciation	$7,461

Please refer to "Notes to Schedule of Investments" on page 7 for the Fund's policy regarding valuation of investments.

For information regarding the Fund's other significant accounting policies, please refer to the Fund's most recent prospectus.

DAVIS FUNDAMENTAL ETF TRUST	Schedule of Investments
DAVIS SELECT WORLDWIDE ETF	January 31, 2017 (Unaudited)

	Shares/Units	Value
COMMON STOCK – (99.42%)
CONSUMER DISCRETIONARY – (28.60%)
Automobiles & Components – (5.74%)
Adient PLC *	7,374	$468,175
Delphi Automotive PLC	1,566	109,714
		577,889
Consumer Services – (2.34%)
New Oriental Education & Technology Group, Inc., ADR (China)*	2,488	118,304
TAL Education Group, Class A, ADR (China)*	1,454	117,760
		236,064
Media – (7.39%)
Grupo Televisa S.A.B., ADR (Mexico)	8,528	191,027
Liberty Global PLC, Series C *	3,070	107,849
Naspers Ltd. - N (South Africa)	2,810	445,813
		744,689
Retailing – (13.13%)
Amazon.com, Inc. *	612	503,970
CarMax, Inc. *	3,822	254,966
JD.com Inc., Class A, ADR (China)*	11,560	328,304
Vipshop Holdings Ltd., Class A, ADR (China)*	20,820	235,682
		1,322,922
	Total Consumer Discretionary	2,881,564
ENERGY – (14.93%)
Apache Corp.	7,506	449,009
Cabot Oil & Gas Corp.	7,696	165,310
Encana Corp. (Canada)	43,938	560,649
EQT Corp.	2,850	172,795
Paramount Resources Ltd., Class A (Canada)*	12,122	155,758
	Total Energy	1,503,521
FINANCIALS – (20.24%)
Banks – (8.53%)
JPMorgan Chase & Co.	4,646	393,191
Wells Fargo & Co.	8,268	465,737
		858,928
Diversified Financials – (8.27%)
Capital Markets – (2.42%)
Noah Holdings Ltd., ADS (China)*	10,526	243,677
Consumer Finance – (1.19%)
American Express Co.	1,566	119,611
Diversified Financial Services – (4.66%)
Berkshire Hathaway Inc., Class B *	2,860	469,440
		832,728
Insurance – (3.44%)
Multi-line Insurance – (3.44%)
Sul America S.A. (Brazil)	58,800	346,892
	Total Financials	2,038,548
HEALTH CARE – (3.15%)
Health Care Equipment & Services – (2.31%)
Aetna Inc.	1,966	233,187
Pharmaceuticals, Biotechnology & Life Sciences – (0.84%)
Valeant Pharmaceuticals International, Inc. (Canada)*	6,120	84,334
	Total Health Care	317,521

DAVIS FUNDAMENTAL ETF TRUST	Schedule of Investments
DAVIS SELECT WORLDWIDE ETF - (CONTINUED)	January 31, 2017 (Unaudited)

		Shares	Value
COMMON STOCK – (CONTINUED)
INDUSTRIALS – (9.58%)
Capital Goods – (6.41%)
	Safran S.A. (France)	3,812	$258,014
	Schneider Electric SE (France)	1,134	81,063
	United Technologies Corp.	2,800	307,076
			646,153
Transportation – (3.17%)
	CAR Inc. (China)*	120,000	115,687
	ZTO Express (Cayman) Inc., Class A, ADR (China)*	16,326	203,585
			319,272
		Total Industrials	965,425
INFORMATION TECHNOLOGY – (17.35%)
Semiconductors & Semiconductor Equipment – (1.21%)
	Texas Instruments Inc.	1,616	122,073
Software & Services – (15.47%)
	Alibaba Group Holding Ltd., ADR (China)*	3,220	326,218
	Alphabet Inc., Class C *	812	646,994
	Angie's List Inc. *	9,652	60,518
	Baidu, Inc., Class A, ADR (China)*	562	98,389
	Facebook Inc., Class A *	1,294	168,634
	Fang Holdings Ltd., Class A, ADR (China)*	41,600	158,496
	Quotient Technology Inc. *	9,292	98,960
			1,558,209
Technology Hardware & Equipment – (0.67%)
	Hollysys Automation Technologies Ltd. (China)	4,010	67,769
		Total Information Technology	1,748,051
MATERIALS – (5.57%)
	Axalta Coating Systems Ltd. *	9,934	288,086
	LafargeHolcim Ltd. (Switzerland)	2,468	131,812
	Monsanto Co.	1,304	141,236
		Total Materials	561,134
	TOTAL COMMON STOCK – (Identified cost $10,049,136)		10,015,764
	Total Investments – (99.42%) – (Identified cost $10,049,136) – (a)		10,015,764
	Other Assets Less Liabilities – (0.58%)		58,541
	Net Assets – (100.00%)		$10,074,305

ADR: American Depositary Receipt

ADS: American Depositary Share

*	Non-income producing security.

(a)	Aggregate cost for federal income tax purposes is $10,049,136. At January 31, 2017, unrealized appreciation (depreciation) of securities for federal income tax purposes is as follows:

	Unrealized appreciation		$87,676
	Unrealized depreciation		(121,048)
	Net unrealized depreciation		$(33,372)

Please refer to "Notes to Schedule of Investments" on page 7 for the Fund's policy regarding valuation of investments.

For information regarding the Fund's other significant accounting policies, please refer to the Fund's most recent prospectus.

DAVIS FUNDAMENTAL ETF TRUST	Notes to Schedule of Investments
January 31, 2017 (Unaudited)

Security Valuation - The Funds calculate the net asset value of their shares as of the close of the New York Stock Exchange ("Exchange"), normally 4:00 P.M. Eastern time, on each day the Exchange is open for business. Securities listed on the Exchange (and other national exchanges including NASDAQ) are valued at the last reported sales price on the day of valuation. Listed securities for which no sale was reported on that date are valued at the average of closing bid and asked prices. Securities traded on foreign exchanges are valued based upon the last sales price on the principal exchange on which the security is traded prior to the time when the Funds' assets are valued. Securities (including restricted securities) for which market quotations are not readily available or securities whose values have been materially affected by what Davis Selected Advisers, L.P. ("Adviser"), the Funds' investment adviser, identifies as a significant event occurring before the Funds' assets are valued, but after the close of their respective exchanges will be fair valued using a fair valuation methodology applicable to the security type or the significant event as previously approved by the Funds' Pricing Committee and Board of Trustees. The Pricing Committee considers all facts it deems relevant that are reasonably available, through either public information or information available to the Adviser's portfolio management team, when determining the fair value of a security. To assess the appropriateness of security valuations, the Adviser may consider (i) comparing prior day prices and/or prices of comparable securities; (ii) comparing sale prices to the prior or current day prices and challenge those prices exceeding certain tolerance levels with the third-party pricing service or broker source; (iii) new rounds of financing; (iv) the performance of the market or the issuer's industry; (v) the liquidity of the security; (vi) the size of the holding in a fund; and/or (vii) any other appropriate information. The determination of a security's fair value price often involves the consideration of a number of subjective factors and is therefore subject to the unavoidable risk that the value assigned to a security may be higher or lower than the security's value would be if a reliable market quotation of the security was readily available. Fair value determinations are subject to review, approval, and ratification by the Funds' Board of Trustees at its next regularly scheduled meeting covering the period in which the fair valuation was determined.

The Funds' valuation procedures are reviewed and subject to approval by the Board of Trustees. There have been no significant changes to the fair valuation procedures during the period.

Fair Value Measurements - Fair value is defined as the price that the Funds would receive upon selling an investment in an orderly transaction to an independent buyer in the principal market for the investment. Various inputs are used to determine the fair value of the Funds' investments. These inputs are summarized in the three broad levels listed below.

Level 1 –	quoted prices in active markets for identical securities
Level 2 –	other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
Level 3 –	significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities nor can it be assured that the Funds can obtain the fair value assigned to a security if they were to sell the security.

DAVIS FUNDAMENTAL ETF TRUST	Notes to Schedule of Investments – (Continued)
January 31, 2017 (Unaudited)

Security Valuation – (Continued)

Fair Value Measurements - (Continued)

The following is a summary of the inputs used as of January 31, 2017 in valuing each Fund's investments carried at value:

	Investments in Securities at Value

	Davis Select	Davis Select	Davis Select
	U.S. Equity ETF	Financial ETF	Worldwide ETF
Valuation inputs
Level 1 – Quoted Prices:
Equity securities:
Consumer Discretionary	$1,472,350	$–	$2,881,564
Energy	1,507,223	–	1,503,521
Financials	4,233,346	10,150,059	2,038,548
Health Care	459,553	–	317,521
Industrials	1,654,572	–	965,425
Information Technology	792,009	897,849	1,748,051
Materials	836,981	–	561,134
Total Level 1	10,956,034	11,047,908	10,015,764
Level 2 – Other Significant Observable Inputs:
Total Level 2	–	–	–
Level 3 – Significant Unobservable Inputs:
Total Level 3	–	–	–
Total Investments	$10,956,034	$11,047,908	$10,015,764

There were no transfers of investments between levels of the fair value hierarchy during the period ended January 31, 2017.

ITEM 2. CONTROLS AND PROCEDURES

(a)
The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective as of a date within 90 days of the filing date of this report.

(b) There have been no significant changes in the registrant's internal controls or in other factors that could significantly affect these controls.

ITEM 3. EXHIBITS

EX-99.CERT - Section 302 Certification

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

DAVIS FUNDAMENTAL ETF TRUST

By /s/ Kenneth C. Eich
Kenneth C. Eich
Principal Executive Officer

Date: March 31, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/ Kenneth C. Eich
Kenneth C. Eich
Principal Executive Officer

Date: March 31, 2017

By /s/ Douglas A. Haines
Douglas A. Haines
Principal Financial Officer

Date: March 31, 2017